Plant and Equipment	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Plant and Equipment [Text Block]

8. Plant and Equipment

Property and equipment consist of the following components:

	2025	2024

Equipment	$312,231	$292,993
Land	2,244	749
Building	103,032	28,450
Total	417,507	322,192
Accumulated depreciation	(214,659)	(226,836)
Net carrying value	$202,848	$95,356

The Company depreciates its plant and equipment over the remaining estimated useful economic life.

Included in equipment and land for the year ended March 31, 2025, is construction in progress totalling $18.5 million (2024 - $nil) for the 100MW datacenter facility in Valenzuela, Paraguay.

During the years ended March 31, 2025, and March 31, 2024, there were no indicators of impairment.